Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

UBS AG 1285 Avenue of the Americas New York, New York 10019

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by UBS AG (the “Company”) and UBS Securities LLC, Ladder Capital Finance LLC, Cantor Commercial Real Estate Lending, L.P., Cantor Fitzgerald & Co., Société Générale, SG Americas Securities, LLC, Drexel Hamilton, LLC and Academy Securities, Inc. (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of UBS Commercial Mortgage Trust 2018-C9, Commercial Mortgage Pass-Through Certificates, Series 2018-C9.

The information provided to us, including the information set forth in the Data File, is the responsibility of the Company. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On March 12, 2018, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing (i) 10 mortgage loans contributed by Ladder Capital Finance LLC (“LCF”) that are secured by 13 mortgaged properties (the “LCF Assets”), (ii) 8 mortgage loans contributed by Société Générale (“SG”) that are secured by 23 mortgaged properties (the “SG Assets”), (iii) 6 mortgage loans contributed by Cantor Commercial Real Estate Lending, L.P. (“CCRE”) that are secured by 29 mortgaged properties (the “CCRE Assets”), (iv) 18 mortgage loans contributed by UBS AG (“UBS”) that are secured by 35 mortgaged properties (the “UBS Assets”), (v) 1 mortgage loan contributed by UBS/SG that is secured by 12 mortgaged properties (the “UBS/SG Assets”). Together, LCF, SG, CCRE and UBS are collectively referred to herein as the “Mortgage Loan Sellers” and the LCF Assets, SG Assets, CCRE Assets, UBS Assets and UBS/SG Assets are collectively referred to herein as the “Mortgage Assets.”

From February 5, 2018 through March 12, 2018, representatives of each of the Mortgage Loan Sellers provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Assets.

Member of Deloitte Touche Tohmatsu

2

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “None - Mortgage Loan Seller Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets, (iii) the existence or ownership of the Mortgage Assets or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

March 12, 2018

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by each of the respective Mortgage Loan Sellers, with respect to each of the Mortgage Assets (the “Source Documents”):

Loan agreements, promissory notes, consolidated, amended and restated promissory notes, promissory note splitters, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, mortgage, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

Subordinate loan agreement, subordinate promissory note, promissory note splitter or b-note (collectively, the “Subordinate Loan Document”);

Subordinate unsecured loan agreement or subordinate unsecured promissory note (collectively, the “Subordinate Unsecured Loan Document”);

Mezzanine loan agreement, mezzanine promissory note or mezzanine note splitter (collectively, the “Mezzanine Loan Document”);

The guaranty agreements or environmental indemnity agreement (the “Guaranty”);

Cash management agreement, lockbox agreements, deposit account control agreement and/or the restricted account agreement (collectively, the “Cash Management Agreement”);

The closing statements or servicing system screen prints (collectively, the “Closing Statement”);

Non-consolidation opinion letters (the “Non-Consolidation Opinion”);

Ground leases and ground lease estoppels (collectively, the “Ground Lease”);

The real estate property appraisal reports (the “Appraisal Report”);

United States Postal Service website – www.usps.com (“USPS”);

Property condition reports (the “Engineering Report”);

Borrower rent rolls, underwritten rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The phase I environmental reports (the “Phase I Report”);

The phase II environmental reports (the “Phase II Report”);

The seismic reports (the “Seismic Report”);

The underwritten financial summaries (the “Underwritten Financial Summary Report”);

Asset summary reports (“ASR”);

Property Hazard and Liability Insurance Certificates (the “Insurance Certificate”);

Servicer reports and records and provided electronic files (the “Servicer Records”); and

EDGAR ABS XML technical specification (Version 1.5) document dated December 2016 (the “EDGAR ABS XML Technical Specification Document”).

*****

	Characteristic	Source Document
1	Number	Not applicable
2	Securitization	Not applicable
3	Property Name	Not applicable
4	Mortgage Loan Originator	Loan Agreement
5	Mortgage Loan Seller	None - Mortgage Loan Seller Provided
6	Property Flag	None - Mortgage Loan Seller Provided
7	Number of Properties	Appraisal Report
8	Status	None - Mortgage Loan Seller Provided
9	Address	Appraisal Report
10	City	Appraisal Report
11	County	Appraisal Report
12	State	Appraisal Report
13	Zip Code	Appraisal Report/USPS
14	Property Type	Appraisal Report
15	Property Sub-Type	Appraisal Report
16	Year Built	Appraisal Report/Engineering Report
17	Year Renovated	Appraisal Report/Engineering Report
18	Units/Rentable Square Ft	Rent Roll
19	Primary Unit of Measure	Rent Roll
20	Cut-off Balance per Unit	Refer to calculation procedures
21	Cut-off Date	None - Mortgage Loan Seller Provided
22	Loan Purpose	Closing Statement/ASR
23	Original Balance	Loan Agreement
24	Cut-Off Balance	Refer to calculation procedures
25	% of Total Cut-off Date Balance	Refer to calculation procedures
26	Maturity Balance	Refer to calculation procedures
27	Interest Rate	Loan Agreement
28	Interest Calculation (30/360 / Act/360)	Loan Agreement
29	Monthly Debt Service Payment	Refer to calculation procedures
30	Note Date	Loan Agreement
31	First Payment Date	Loan Agreement
32	Payment Day	Loan Agreement
33	Final Maturity Date	Loan Agreement
34	ARD (Y/N)	Loan Agreement
35	Maturity/ARD Date	Loan Agreement
36	ARD Rate	Loan Agreement
37	Grace Period (Default)	Loan Agreement
38	Grace Period at Maturity (Default)	Loan Agreement

	Characteristic	Source Document
39	Grace Period (Late Fee)	Loan Agreement
40	Amortization Type	Loan Agreement
41	Original IO Period (Months)	Loan Agreement[1]
42	Original Amort. Term (Months)	Refer to calculation procedures
43	Original Balloon Term (Months)	Refer to calculation procedures
44	Seasoning as of Cut-off Date (Months)	Refer to calculation procedures
45	Remaining IO Period (Months)	Refer to calculation procedures
46	Remaining Term to Amortization (Months)	Refer to calculation procedures
47	Remaining Term to Maturity (Months)	Refer to calculation procedures
48	Prepayment Provision	Loan Agreement[1]
49	Open Payments	Loan Agreement
50	Open Period Begin Date	Loan Agreement
51	Remaining Yield Maintenance Payments	Loan Agreement
52	Yield Maintenance Calculation	Loan Agreement
53	Original Lockout	Loan Agreement[1]
54	Remaining Lockout	Loan Agreement[1]
55	Remaining Defeasance Payments	Loan Agreement
56	Defeasance Option Start Date	Loan Agreement
57	Defeased Status Code	None - Mortgage Loan Seller Provided
58	Borrower	Loan Agreement
59	Sponsor	Loan Agreement/ASR
60	Related Principal	Loan Agreement
61	Guarantor	Guaranty/Loan Agreement
62	TIC/DST	Loan Agreement
63	Independent Director (Y/N) / # Independent Directors	Loan Agreement
64	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
65	SPE (Y/N)	Loan Agreement
66	Assumption Fee	Loan Agreement
67	Cross-Collateralized	Loan Agreement
68	Cross-Collateralized Description	Loan Agreement
69	Previous Securitization (if Applicable)	None - Mortgage Loan Seller Provided
70	Pari-Passu (Y/N)	Loan Agreement
71	Note Control (Y/N)	None – Mortgage Loan Seller Provided
72	Pari-Passu Out of Trust Original Balance	Loan Agreement
73	Pari-Passu Out of Trust Cut-Off Balance	Refer to calculation procedures
74	Pari-Passu Total Original Balance	Loan Agreement
75	Pari-Passu Total Cut-Off Balance	Refer to calculation procedures
76	Subordinate Mortgage Debt (Y/N)	Subordinate Loan Document
77	Subordinate Mortgage Debt Original Balance	Subordinate Loan Document
78	Subordinate Mortgage Debt Cut-Off Balance	Refer to calculation procedures
79	Subordinate Mortgage Debt Description	Subordinate Loan Document
80	Subordinate Mortgage Debt Monthly Payment Amount (Current)	Refer to calculation procedures

	Characteristic	Source Document
81	Subordinate Mortgage Debt Monthly Payment Amount	Refer to calculation procedures
82	Subordinate Mortgage Debt Maturity Date	Subordinate Loan Document
83	Subordinate Mortgage Debt First Payment Date	Subordinate Loan Document
84	Subordinate Mortgage Debt Interest Rate	Subordinate Loan Document
85	Total Mortgage Debt Cut-off Date Balance	Refer to calculation procedures
86	Total Mortgage Debt Maturity Balance	Refer to calculation procedures
87	Existing Additional Debt First Payment Date	Subordinate Unsecured Loan Document/Mezzanine Loan Document
88	Existing Additional Debt Interest Rate	Subordinate Unsecured Loan Document/Mezzanine Loan Document
89	Existing Additional Debt (Y/N)	Subordinate Unsecured Loan Document/Mezzanine Loan Document
90	Existing Additional Debt Original Balance	Subordinate Unsecured Loan Document/Mezzanine Loan Document
91	Existing Additional Debt Cut-Off Balance	Refer to calculation procedures
92	Existing Additional Debt Description (Only include sub & mezz debt)	Subordinate Unsecured Loan Document/Mezzanine Loan Document
93	Existing Additional Debt Monthly Payment Amount (Current)	Refer to calculation procedures
94	Existing Additional Debt Monthly Payment Amount	Refer to calculation procedures
95	Existing Additional Debt Maturity Date	Subordinate Unsecured Loan Document/Mezzanine Loan Document
96	Total Debt Cut-off Date Balance	Refer to calculation procedures
97	Total Debt Maturity Balance	Refer to calculation procedures
98	Future Subordinate Debt Permitted (Y/N)	Loan Agreement
99	Future Subordinate Debt Type	Loan Agreement
100	Future Subordinate Debt Amount Permitted	Loan Agreement
101	Future Subordinate Debt Description	Loan Agreement
102	Partial Prepay Allowed (Y/N)	Loan Agreement
103	Partial Prepayment Description	Loan Agreement
104	Partial Release Allowed (Y/N)	Loan Agreement
105	Partial Release Description	Loan Agreement
106	Outparcel Release Allowed (Y/N)	Loan Agreement
107	Outparcel Release Description	Loan Agreement
108	Ownership Interest	Title Policy
109	Ground Lease Expiration Date	Ground Lease
110	Ground Lease Extension Options	Ground Lease
111	Lockbox Type	Cash Management Agreement/Loan Agreement
112	Cash Management	Cash Management Agreement/Loan Agreement
113	Excess / Cash Trap Trigger	Cash Management Agreement/Loan Agreement
114	Tax Escrow Required (Y/N/Springing)	Loan Agreement
115	Tax Escrow Current Balance	Servicer Records

	Characteristic	Source Document
116	Tax Escrow at Closing	Closing Statement/Loan Agreement
117	Tax Escrow Monthly Deposit	Closing Statement/Loan Agreement/Servicer Records
118	Tax Escrow Springing Condition	Loan Agreement
119	Tax Escrow Int to Lender / Borrower	Loan Agreement
120	Insurance Escrow Required (Y/N/Springing)	Loan Agreement
121	Insurance Escrow Current Balance	Servicer Records
122	Insurance Escrow at Closing	Closing Statement/Loan Agreement
123	Insurance Escrow Monthly Deposit	Closing Statement/Loan Agreement/Servicer Records
124	Insurance Escrow Springing Condition	Loan Agreement
125	Insurance Escrow Int to Lender / Borrower	Loan Agreement
126	CapEx Escrow Required (Y/N/Springing)	Loan Agreement
127	CapEx Escrow Current Balance	Servicer Records
128	CapEx Escrow at Closing	Closing Statement/Loan Agreement
129	CapEx Escrow Monthly Deposit	Closing Statement/Loan Agreement/Servicer Records
130	CapEx Escrow Cap	Loan Agreement
131	CapEx Escrow Springing Condition	Loan Agreement
132	CapEx Escrow Int to Lender / Borrower	Loan Agreement
133	TI/LC Escrow Required (Y/N/Springing)	Loan Agreement
134	TI/LC Escrow Current Balance	Servicer Records
135	TI/LC Escrow at Closing	Closing Statement/Loan Agreement
136	TI/LC Escrow Monthly Deposit	Closing Statement/Loan Agreement/Servicer Records
137	TI/LC Escrow Cap	Loan Agreement
138	TI/LC Escrow Springing Condition	Loan Agreement
139	TI/LC Escrow Int to Lender / Borrower	Loan Agreement
140	Deferred Maintenance Escrow Required (Y/N)	Loan Agreement
141	Deferred Maintenance Escrow Current Balance	Servicer Records
142	Deferred Maintenance Escrow at Closing	Closing Statement/Loan Agreement
143	Deferred Maintenance Escrow Int to Lender / Borrower	Loan Agreement
144	Other Escrow Required (Y/N/Springing)	Loan Agreement
145	Other Escrow Current Balance	Servicer Records
146	Other Escrow at Closing	Closing Statement/Loan Agreement
147	Other Escrow Description (Upfront)	Loan Agreement
148	Other Escrow Monthly Deposit	Closing Statement/Loan Agreement/Servicer Records
149	Other Escrow Description (Monthly)	Loan Agreement
150	Other Escrow Int to Lender / Borrower	Loan Agreement
151	Other Escrow Cap	Loan Agreement
152	Other Escrow Springing Description	Loan Agreement
153	Letter of Credit	Loan Agreement

	Characteristic	Source Document
154	Earnout/Holdback	Loan Agreement
155	Earnout/Holdback Description	Loan Agreement
156	Blanket Insurance Policy (Y/N)	Insurance Certificate
157	Windstorm Insurance (Y/N)	Insurance Certificate
158	Earthquake Insurance (Y/N)	Insurance Certificate
159	Terrorism Insurance (Y/N)	Insurance Certificate
160	Environmental Insurance (Y/N)	Insurance Certificate
161	Physical Occupancy	Rent Roll
162	Rent Roll/Census Date	Rent Roll
163	Most Recent Occupancy	Rent Roll
164	Most Recent Occupancy Date	Rent Roll
165	2nd Most Recent Occupancy	Rent Roll
166	2nd Most Recent Occupancy Date	Rent Roll
167	3rd Most Recent Occupancy	Rent Roll
168	3rd Most Recent Occupancy Date	Rent Roll
169	Subsidized Housing (Y/N)	Rent Roll
170	Subsidized Housing Program Name	Rent Roll
171	Subsidized Housing Number of Units	Rent Roll
172	Franchise Agreement Expiring during Loan Term (Y/N)	Rent Roll
173	Student (Y/N)	Rent Roll
174	Military (Y/N)	Rent Roll
175	Franchise Renewal Option (Yes/No)	Rent Roll
176	Single Tenant (Y/N)	Rent Roll
177	Anchor Tenant (Y/N)	Rent Roll
178	Major Restaurant Tenants (Y/N)	Rent Roll
179	Health Club / Exercise Studio Space (Y/N)	Rent Roll
180	Movie Theater Tenants (Y/N)	Rent Roll
181	Government / Government Agency Tenant (Y/N)	Rent Roll
182	Major Tenants Lease Termination Option (Tenant Name)	Rent Roll
183	Significant Tenant (Occupying > 50% of NRA)	Rent Roll
184	% of Significant Tenant Rollover During Loan Term (50% of more)	Rent Roll
185	Prior Bankruptcies, Defaults or Other Proceedings Description	None - Mortgage Loan Seller Provided
186	DPO	None - Mortgage Loan Seller Provided
187	Master Lease (Y/N)	Rent Roll
188	Major Tenant Name # 1	Rent Roll
189	Major Tenant Sq. Ft. # 1	Rent Roll
190	Major Tenant Lease Expiration Date # 1	Rent Roll
191	Major % of Sq. Ft. # 1	Refer to calculation procedures
192	Major Tenant Name # 2	Rent Roll
193	Major Tenant Sq. Ft. # 2	Rent Roll

	Characteristic	Source Document
194	Major Tenant Lease Expiration Date # 2	Rent Roll
195	Major % of Sq. Ft. # 2	Refer to calculation procedures
196	Major Tenant Name # 3	Rent Roll
197	Major Tenant Sq. Ft. # 3	Rent Roll
198	Major Tenant Lease Expiration Date # 3	Rent Roll
199	Major % of Sq. Ft. # 3	Refer to calculation procedures
200	Major Tenant Name # 4	Rent Roll
201	Major Tenant Sq. Ft. # 4	Rent Roll
202	Major Tenant Lease Expiration Date # 4	Rent Roll
203	Major % of Sq. Ft. # 4	Refer to calculation procedures
204	Major Tenant Name # 5	Rent Roll
205	Major Tenant Sq. Ft. # 5	Rent Roll
206	Major Tenant Lease Expiration Date # 5	Rent Roll
207	Major % of Sq. Ft. # 5	Refer to calculation procedures
208	Most Recent Operating Stmt Date	Underwritten Financial Summary Report
209	Most Recent EGI	Underwritten Financial Summary Report
210	Most Recent Expenses	Underwritten Financial Summary Report
211	Most Recent Rolling 12 NOI	Underwritten Financial Summary Report
212	Most Recent Total Capital Items	Underwritten Financial Summary Report
213	Most Recent Rolling 12 NCF	Underwritten Financial Summary Report
214	2nd Most Recent Operating Stmt Date	Underwritten Financial Summary Report
215	2nd Most Recent EGI	Underwritten Financial Summary Report
216	2nd Most Recent Expenses	Underwritten Financial Summary Report
217	2nd Most Recent NOI	Underwritten Financial Summary Report
218	2nd Most Recent Total Capital Items	Underwritten Financial Summary Report
219	2nd Most Recent Rolling 12 NCF	Underwritten Financial Summary Report
220	3rd Most Recent Operating Stmt Date	Underwritten Financial Summary Report
221	3rd Most Recent EGI	Underwritten Financial Summary Report
222	3rd Most Recent Expenses	Underwritten Financial Summary Report
223	3rd Most Recent NOI	Underwritten Financial Summary Report
224	3rd Most Recent Total Capital Items	Underwritten Financial Summary Report
225	3rd Most Recent Rolling 12 NCF	Underwritten Financial Summary Report
226	UW Revenue	None - Mortgage Loan Seller Provided
227	UW Vacancy	Underwritten Financial Summary Report
228	UW EGI	Underwritten Financial Summary Report
229	UW Expenses	Underwritten Financial Summary Report
230	UW NOI	Underwritten Financial Summary Report
231	UW Replacement Reserves	Underwritten Financial Summary Report
232	UW TI/LC Reserve	Underwritten Financial Summary Report
233	UW NCF	Underwritten Financial Summary Report
234	Appraisal Value	Appraisal Report
235	Date of Valuation	Appraisal Report
236	Appraisal Value (As Stabilized)	Appraisal Report

	Characteristic	Source Document
237	Appraisal Date (As Stabilized)	Appraisal Report
238	Date of Engineering Report	Engineering Report
239	Material Recognized Environmental Concern (Y/N)	Phase I Report
240	Material Recognized Environmental Concern (Description)	Phase I Report
241	Date of Phase I Report	Phase I Report
242	Date of Phase II Report (if applicable)	Phase II Report
243	Located in Seismic Zone (Y/N)	Seismic Report
244	Date of Seismic Report	Seismic Report
245	PML (%)	Seismic Report
246	LTV at Origination	Refer to calculation procedures
247	LTV at Cut-off	Refer to calculation procedures
248	LTV at Maturity Date	Refer to calculation procedures
249	UW NCF DSCR (Current)	Refer to calculation procedures
250	UW NCF DSCR (After IO Period)	Refer to calculation procedures
251	UW NOI DSCR (Current)	Refer to calculation procedures
252	UW NOI DSCR (After IO Period)	Refer to calculation procedures
253	UW NOI Debt Yield	Refer to calculation procedures
254	UW NCF Debt Yield	Refer to calculation procedures
255	Total Mortgage Loan LTV at Cut-off	Refer to calculation procedures
256	Total Mortgage Loan LTV at Maturity	Refer to calculation procedures
257	Total Mortgage Loan UW NCF DSCR (Current)	Refer to calculation procedures
258	Total Mortgage Loan UW NCF DSCR (After IO Period)	Refer to calculation procedures
259	Total Mortgage Loan UW NOI DSCR (Current)	Refer to calculation procedures
260	Total Mortgage Loan UW NOI DSCR (After IO Period)	Refer to calculation procedures
261	Total Mortgage Loan UW NOI Debt Yield	Refer to calculation procedures
262	Total Mortgage Loan UW NCF Debt Yield	Refer to calculation procedures
263	Total Debt LTV at Cut-off	Refer to calculation procedures
264	Total Debt LTV at Maturity	Refer to calculation procedures
265	Total Debt UW NCF DSCR (Current)	Refer to calculation procedures
266	Total Debt UW NCF DSCR (After IO Period)	Refer to calculation procedures
267	Total Debt UW NOI DSCR (Current)	Refer to calculation procedures
268	Total Debt UW NOI DSCR (After IO Period)	Refer to calculation procedures
269	Total Debt UW NOI Debt Yield	Refer to calculation procedures
270	Total Debt UW NCF Debt Yield	Refer to calculation procedures
271	Total Administrative Fee	None - Mortgage Loan Seller Provided
272	Sub Serviced (Y/N)	None - Mortgage Loan Seller Provided
273	Sub Servicer Name	None - Mortgage Loan Seller Provided
274	Sub Servicer Fee Rate	None - Mortgage Loan Seller Provided
275	Sub-Servicer Cashiering	None - Mortgage Loan Seller Provided
276	Master Servicer Fee Rate	None - Mortgage Loan Seller Provided
277	Primary Servicer Fee Rate	None - Mortgage Loan Seller Provided

	Characteristic	Source Document
278	Trustee Fee Rate	None - Mortgage Loan Seller Provided
279	Operating Advisor Fee Rate	None - Mortgage Loan Seller Provided
280	Asset Type Number	None - Mortgage Loan Seller Provided
281	Group ID	None - Mortgage Loan Seller Provided
282	Reporting Period Beginning Date	None - Mortgage Loan Seller Provided
283	Reporting Period End Date	None - Mortgage Loan Seller Provided
284	Interest Accrual Method Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
285	Original Interest Rate Type Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
286	Underwriting Indicator	None - Mortgage Loan Seller Provided
287	Lien Position Securitization Code	Title Policy/EDGAR ABS XML Technical Specification Document
288	Loan Structure Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
289	Payment Type Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
290	Periodic Principal and Interest Payment Securitization Amount	Refer to calculation procedures
291	Payment Frequency Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
292	Interest Only Indicator	Loan Agreement
293	Balloon Indicator	Loan Agreement
294	Prepayment Premium Indicator	Loan Agreement
295	Negative Amortization Indicator	None - Mortgage Loan Seller Provided
296	Modified Indicator	None - Mortgage Loan Seller Provided
297	Arm Index Code	Not applicable
298	First Rate Adjustment Date	Not applicable
299	First Payment Adjustment Date	Not applicable
300	ARM Margin Number	Not applicable
301	Lifetime Rate Cap Percentage	Not applicable
302	Lifetime Rate Floor Percentage	Not applicable
303	Periodic Rate Increase Limit Percentage	Not applicable
304	Periodic Rate Decrease Limit Percentage	Not applicable
305	Periodic Payment Adjustment Maximum Amount	Not applicable
306	Periodic Payment Adjustment Maximum Percent	Not applicable
307	Rate Reset Frequency Code	Not applicable
308	Payment Reset Frequency Code	Not applicable
309	Index Lookback Days Number	Not applicable
310	Prepayment Lock Out End Date	Loan Agreement
311	Yield Maintenance End Date	Loan Agreement
312	Prepayment Premiums End Date	Loan Agreement
313	Maximum Negative Amortization Allowed Percentage	None - Mortgage Loan Seller Provided
314	Maximum Negative Amortization Allowed Amount	None - Mortgage Loan Seller Provided

	Characteristic	Source Document
315	Negative Amortization Deferred Interest Cap Amount	None - Mortgage Loan Seller Provided
316	Deferred Interest Cumulative Amount	None - Mortgage Loan Seller Provided
317	Deferred Interest Collected Amount	None - Mortgage Loan Seller Provided
318	Valuation Source Securitization Code	Appraisal/EDGAR ABS XML Technical Specification Document
319	Most Recent Valuation Amount	None - Mortgage Loan Seller Provided
320	Most Recent Valuation Date	None - Mortgage Loan Seller Provided
321	Most Recent Valuation Source Code	None - Mortgage Loan Seller Provided
322	Property Status Code	None - Mortgage Loan Seller Provided
323	Property Type Code	Appraisal/EDGAR ABS XML Technical Specification Document
324	AL_Largest Tenant	Rent Roll
325	AL_Second Largest Tenant	Rent Roll
326	AL_Third Largest Tenant	Rent Roll
327	AL_Lease Expiration Largest Tenant Date	Rent Roll
328	AL_Lease Expiration Second Largest Tenant Date	Rent Roll
329	AL_Lease Expiration Third Largest Tenant Date	Rent Roll
330	Most Recent Financials Start Date	Underwritten Financial Summary Report
331	Net Operating Income Net Cash Flow Securitization Code	None - Mortgage Loan Seller Provided
332	Net Operating Income Net Cash Flow Code	None - Mortgage Loan Seller Provided
333	Most Recent Debt Service Amount	Refer to calculation procedures
334	Most Recent Debt Service Coverage Net Operating Income Percentage	Refer to calculation procedures
335	Most Recent Debt Service Coverage Net Cash Flow Percentage	Refer to calculation procedures
336	Debt Service Coverage Securitization Code	None - Mortgage Loan Seller Provided
337	Most Recent Debt Service Coverage Code	None - Mortgage Loan Seller Provided
338	Asset Added Indicator	None - Mortgage Loan Seller Provided
339	Report Period Modification Indicator	None - Mortgage Loan Seller Provided
340	Report Period Beginning Schedule Loan Balance Amount	Refer to calculation procedures
341	Total Scheduled Principal Interest Due Amount	Refer to calculation procedures
342	Report Period Interest Rate Percentage	Loan Agreement
343	Scheduled Interest Amount	Refer to calculation procedures
344	Other Interest Adjustment Amount	None - Mortgage Loan Seller Provided
345	Scheduled Principal Amount	Refer to calculation procedures
346	Unscheduled Principal Collected Amount	None - Mortgage Loan Seller Provided
347	Other Principal Adjustment Amount	None - Mortgage Loan Seller Provided
348	Report Period End Actual Balance Amount	Refer to calculation procedures
349	Report Period End Scheduled Loan Balance Amount	Refer to calculation procedures
350	Hyper Amortizing Date	Loan Agreement
351	Servicing Advance Method Code	None - Mortgage Loan Seller Provided
352	Non Recoverability Indicator	None - Mortgage Loan Seller Provided

	Characteristic	Source Document
353	Total Principal Interest Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
354	Total Taxes Insurance Advances Outstanding Amount	None - Mortgage Loan Seller Provided
355	Other Expenses Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
356	Payment Status Loan Code	None - Mortgage Loan Seller Provided
357	Arm Index Rate Percentage	Not applicable
358	Next Interest Rate Percentage	Not applicable
359	Next Interest Rate Change Adjustment Date	Not applicable
360	Next Payment Adjustment Date	Not applicable
361	Primary Servicer Name	None - Mortgage Loan Seller Provided
362	Most Recent Special Servicer Transfer Date	None - Mortgage Loan Seller Provided
363	Most Recent Master Servicer Return Date	None - Mortgage Loan Seller Provided
364	Asset Subject Demand Indicator	None - Mortgage Loan Seller Provided
365	Asset Subject Demand Status Code	None - Mortgage Loan Seller Provided
366	Repurchase Amount	None - Mortgage Loan Seller Provided
367	Demand Resolution Date	None - Mortgage Loan Seller Provided
368	Repurchaser Name	None - Mortgage Loan Seller Provided
369	Repurchase Replacement Reason Code	None - Mortgage Loan Seller Provided
370	Realized Loss To Trust Amount	None - Mortgage Loan Seller Provided
371	Liquidation Prepayment Code	None - Mortgage Loan Seller Provided
372	Liquidation Prepayment Date	None - Mortgage Loan Seller Provided
373	Prepayment Premium Yield Maintenance Received Amount	None - Mortgage Loan Seller Provided
374	Workout Strategy Code	None - Mortgage Loan Seller Provided
375	Last Modification Date	None - Mortgage Loan Seller Provided
376	Modification Code	None - Mortgage Loan Seller Provided
377	Post Modification Interest Percentage	None - Mortgage Loan Seller Provided
378	Post Modification Payment Amount	None - Mortgage Loan Seller Provided
379	Post Modification Maturity Date	None - Mortgage Loan Seller Provided
380	Post Modification Amortization Period Amount	None - Mortgage Loan Seller Provided
381	Net Rentable Square Feet Number	Rent Roll
382	Net Rentable Square Feet Securitization Number	Rent Roll
383	Units Beds Rooms Number	Rent Roll
384	Units Beds Rooms Securitization Number	Rent Roll

1	With respect to the Mortgage Assets identified on the Data File as “Eastmont Town Center,” “Mira Loma Shopping Center,” and “33 Nassau Avenue,” each having a First Payment Date per their respective Loan Agreements in May 2018, we were instructed by representatives of the Company to assume a First Payment Date in April 2018 and to add 1 period to the Original IO Period (Months), Original Lockout, Remaining Lockout and the “LO(#)” component of the Prepayment Provision (each as set forth on the respective Loan Agreement).

Calculation Procedures

With respect to Characteristic 20, we recomputed the Cut-off Balance per Unit as the quotient of the (i) Cut-off Balance and (ii) Units/Rentable Square Ft. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (ii) is the aggregate Units/Rentable Square Ft of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset where the “Pari-Passu (Y/N)” field is populated with “Yes” (each, a “Pari-Passu Mortgage Asset”), the amount in clause (i) is replaced with the Pari-Passu Total Cut-off Balance. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 24, assuming, at your request, no prepayments of principal, we recomputed the Cut-Off Balance using the First Payment Date, Original IO Period (Months), Monthly Debt Service Payment, Original Balance, Interest Calculation (30/360 / Act/360), Interest Rate and the Cut-off Date. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date and full term interest-only Mortgage Assets (if any), the Cut-Off Balance was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Cut-Off Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 25, we recomputed the % of Total Cut-off Date Balance as the quotient of the (i) Cut-off Balance and (ii) sum of each of the Mortgage Assets’ Cut-off Balance.

With respect to Characteristic 26, assuming, at your request, no prepayments of principal, we recomputed the Maturity Balance using the First Payment Date, Original IO Period (Months), Monthly Debt Service Payment, Original Balance, Interest Calculation (30/360 / Act/360), Interest Rate and the Maturity/ARD Date. With respect to full term interest-only Mortgage Assets (if any), the Maturity Balance was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Maturity Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 29, (i) for full term interest-only Mortgage Assets we recomputed the Monthly Debt Service Payment as one twelfth of the product of the (a) Original Balance, (b) Interest Rate and (c) a fraction equal to 365/360 and (ii) for all other Mortgage Assets we compared the Monthly Debt Service Payment to the corresponding information set forth on the Loan Agreement. With respect to any mortgage loan secured by more than one mortgaged property, we recomputed the Monthly Debt Service Payment for each such mortgaged property as the product of (a) the Monthly Debt Service Payment (as determined above) for the related mortgage loan and (b) a fraction equal to the Original Balance of such mortgaged property divided by the Original Balance of the related mortgage loan.

With respect to Characteristic 42, we recomputed the Original Amort. Term (Months) using the Original Balance, Monthly Debt Service Payment, Interest Rate and a 30/360 Interest Accrual Method. This procedure was not performed for full term interest-only Mortgage Assets (if applicable).

With respect to Characteristic 43, we recomputed the Original Balloon Term (Months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity/ARD Date.

With respect to Characteristic 44, we recomputed the Seasoning as of Cut-off Date (Months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 45, we recomputed the Remaining IO Period (Months) by subtracting the (i) Seasoning as of Cut-off Date (Months) from (ii) Original IO Period (Months). This procedure was performed for partial and full term interest-only Mortgage Assets only.

With respect to Characteristic 46, we recomputed the Remaining Term to Amortization (Months) by subtracting the Seasoning as of Cut-off Date (Months) from the Original Amort. Term (Months). With respect to partial interest-only Mortgage Assets, the procedure indicated herein reduces the Seasoning as of Cut-off Date (Months) by the Original IO Period (Months) (but to not less than zero). This procedure was not performed for full term interest-only Mortgage Assets (if applicable).

With respect to Characteristic 47, we recomputed the Remaining Term to Maturity (Months) by subtracting the (i) Seasoning as of Cut-off Date (Months) from (ii) Original Balloon Term (Months).

With respect to Characteristic 73, we recomputed the Pari-Passu Out of Trust Cut-Off Balance by subtracting the (i) Cut-Off Balance from (ii) Pari-Passu Total Cut-Off Balance. This procedure was performed only for Pari-Passu Mortgage Assets. At the request of representatives of the respective Mortgage Loan Seller, Pari-Passu Out of Trust Cut-Off Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 75, we recomputed the Pari-Passu Total Cut-Off Balance as the product of the (i) Cut-Off Balance and (ii) the quotient of the (a) Pari-Passu Total Original Balance and (b) Original Balance. This procedure was performed only for Pari-Passu Mortgage Assets. At the request of representatives of the respective Mortgage Loan Seller, Pari-Passu Total Cut-Off Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 78, assuming, at your request, no prepayments of principal, we recomputed the Subordinate Mortgage Debt Cut-Off Balance using the Subordinate Mortgage Debt First Payment Date, subordinate mortgage debt original IO period (as set forth on or derived from the Subordinate Loan Document), Subordinate Mortgage Debt Monthly Payment Amount (After IO Period), Subordinate Mortgage Debt Original Balance, subordinate mortgage debt interest accrual method (as set forth on or derived from the Subordinate Loan Document), Subordinate Mortgage Debt Interest Rate and the Cut-off Date. With respect to partial interest-only subordinate mortgage debt determined to be non-amortizing as of the Cut-off Date and full term interest-only subordinate mortgage debt (if any), the Subordinate Mortgage Debt Cut-Off Balance was set to equal the Subordinate Mortgage Debt Original Balance. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any. At the request of representatives of the respective Mortgage Loan Seller, Subordinate Mortgage Debt Cut-Off Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 80, (i) for partial interest-only subordinate mortgage debt determined to be non-amortizing as of the Cut-off Date and full term interest-only subordinate mortgage debt (if any), we recomputed the Subordinate Mortgage Debt Monthly Payment Amount (Current) as one twelfth of the product of the (a) Subordinate Mortgage Debt Original Balance, (b) Subordinate Mortgage Debt Interest Rate and (c) for subordinate mortgage debt with a subordinate mortgage debt interest accrual method (as set forth on or derived from the Subordinate Loan Document) of Actual/360, a fraction equal to 365/360 and (ii) for all other subordinate mortgage debt, we compared the Subordinate Mortgage Debt Monthly Payment Amount (Current) to the corresponding information set forth on the Subordinate Loan Document. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 81, (i) for full term interest-only subordinate mortgage debt (if any), we recomputed the Subordinate Mortgage Debt Monthly Payment Amount as one twelfth of the product of the (a) Subordinate

Mortgage Debt Original Balance, (b) Subordinate Mortgage Debt Interest Rate and (c) for subordinate mortgage debt with a subordinate mortgage debt interest accrual method (as set forth on or derived from the Subordinate Loan Document) of Actual/360, a fraction equal to 365/360 and (ii) for all other subordinate mortgage debt, we compared the Subordinate Mortgage Debt Monthly Payment Amount to the corresponding information set forth on the Subordinate Loan Document. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 85, we recomputed the Total Mortgage Debt Cut-off Date Balance as the sum of (i) the Cut-Off Balance or, in the case of a Pari-Passu Mortgage Asset, the Pari-Passu Total Cut-Off Balance and (ii) the Subordinate Mortgage Debt Cut-Off Balance. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any. At the request of representatives of the respective Mortgage Loan Seller, Total Mortgage Debt Cut-off Date Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 86, we recomputed the Total Mortgage Debt Maturity Balance as the sum of (i) the Maturity Balance or, in the case of a Pari-Passu Mortgage Asset, the Pari-Passu Total Maturity Balance (as defined below) and (ii) the Subordinate Mortgage Debt Maturity Balance (as defined below). This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any. At the request of representatives of the respective Mortgage Loan Seller, Total Mortgage Debt Maturity Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

●	The “Pari-Passu Total Maturity Balance” is equal to the product of the (i) Maturity Balance and (ii) the quotient of the (a) Pari-Passu Total Original Balance and (b) Original Balance.
●	The “Subordinate Mortgage Debt Maturity Balance” is calculated using the Subordinate Mortgage Debt First Payment Date, subordinate mortgage debt original IO period (as set forth on or derived from the Subordinate Loan Document), Subordinate Mortgage Debt Monthly Payment Amount, Subordinate Mortgage Debt Original Balance, subordinate mortgage debt interest accrual method (as set forth on or derived from the Subordinate Loan Document), Subordinate Mortgage Debt Interest Rate and the Subordinate Mortgage Debt Maturity Date. With respect to full term interest-only subordinate mortgage debt (if any), the Subordinate Mortgage Debt Maturity Balance was set to equal the Subordinate Mortgage Debt Original Balance.

With respect to Characteristic 91, assuming, at your request, no prepayments of principal, we recomputed the Existing Additional Debt Cut-Off Balance using the Existing Additional Debt First Payment Date, mezzanine or subordinate unsecured debt original IO period (as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document), Existing Additional Debt Monthly Payment Amount, Existing Additional Debt Original Balance, mezzanine or subordinate unsecured debt interest accrual method (as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document), Existing Additional Debt Interest Rate and the Cut-off Date. With respect to partial interest-only mezzanine or subordinate unsecured debt determined to be non-amortizing as of the Cut-off Date or full term interest-only mezzanine or subordinate unsecured debt (if any), the Existing Additional Debt Cut-Off Balance was set to equal the Existing Additional Debt Original Balance. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any. At the request of representatives of the respective Mortgage Loan Seller, Existing Additional Debt Cut-Off Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 93, (i) for partial interest-only mezzanine or subordinate unsecured debt determined to be non-amortizing as of the Cut-off Date or full term interest-only mezzanine or subordinate unsecured debt (if any), we recomputed the Existing Additional Debt Monthly Payment Amount (Current) as one twelfth of the product of the (a) Existing Additional Debt Original Balance, (b) Existing Additional Debt Interest Rate and (c)

for mezzanine or subordinate unsecured debt with a mezzanine or subordinate unsecured debt interest accrual method (as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document) of Actual/360, a fraction equal to 365/360 and (ii) for all other mezzanine or subordinate unsecured debt, we compared the Existing Additional Debt Monthly Payment Amount (Current) to the corresponding information set forth on the Mezzanine Loan Document or Subordinate Unsecured Loan Document. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 94, (i) for full term interest-only mezzanine or subordinate unsecured debt (if any), we recomputed the Existing Additional Debt Monthly Payment Amount as one twelfth of the product of the (a) Existing Additional Debt Original Balance, (b) Existing Additional Debt Interest Rate and (c) for mezzanine or subordinate unsecured debt with a mezzanine or subordinate unsecured debt interest accrual method (as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document) of Actual/360, a fraction equal to 365/360 and (ii) for all other mezzanine or subordinate unsecured debt, we compared the Existing Additional Debt Monthly Payment Amount to the corresponding information set forth on the Mezzanine Loan Document or Subordinate Unsecured Loan Document. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 96, we recomputed the Total Debt Cut-off Date Balance as the sum of the (i) Cut-off Balance or, in the case of any Pari-Passu Mortgage Asset, Pari-Passu Total Cut-off Balance, (ii) Subordinate Mortgage Debt Cut-Off Balance, only for those Mortgage Assets with subordinate mortgage debt and (iii) Existing Additional Debt Cut-Off Balance. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any. At the request of representatives of the respective Mortgage Loan Seller, Total Debt Cut-off Date Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 97, we recomputed the Total Debt Maturity Balance as the sum of (i) Maturity Balance or, in the case of any Pari-Passu Mortgage Asset, Pari-Passu Total Maturity Balance, (ii) Subordinate Mortgage Debt Maturity Balance only for those Mortgage Assets with subordinate mortgage debt and (iii) Existing Additional Debt Maturity Balance (as defined below). This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any. At the request of representatives of the respective Mortgage Loan Seller, Total Debt Maturity Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

●	The “Existing Additional Debt Maturity Balance” is calculated using the Existing Additional Debt First Payment Date, mezzanine or subordinate unsecured debt original IO period (as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document, as applicable), Existing Additional Debt Monthly Payment Amount, Existing Additional Debt Original Balance, mezzanine or subordinate unsecured debt interest accrual method (as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document), Existing Additional Debt Interest Rate and the Existing Additional Debt Maturity Date. With respect to full term interest-only mezzanine or subordinate unsecured debt (if any), the Existing Additional Debt Maturity Balance was set to equal the Existing Additional Debt Original Balance.

With respect to Characteristic 191, we recomputed the Major % of Sq. Ft. # 1 as the quotient of the (i) Major Tenant Sq. Ft. # 1 and (ii) Units/Rentable Square Ft. This procedure was only performed for those Mortgage Assets with Major Tenant Sq. Ft. #1 greater than 0.

With respect to Characteristic 195, we recomputed the Major % of Sq. Ft. # 2 as the quotient of the (i) Major Tenant Sq. Ft. # 2 and (ii) Units/Rentable Square Ft. This procedure was only performed for those Mortgage Assets with Major Tenant Sq. Ft. #2 greater than 0.

With respect to Characteristic 199, we recomputed the Major % of Sq. Ft. # 3 as the quotient of the (i) Major Tenant Sq. Ft. # 3 and (ii) Units/Rentable Square Ft. This procedure was only performed for those Mortgage Assets with Major Tenant Sq. Ft. #3 greater than 0.

With respect to Characteristic 203, we recomputed the Major % of Sq. Ft. # 4 as the quotient of the (i) Major Tenant Sq. Ft. # 4 and (ii) Units/Rentable Square Ft. This procedure was only performed for those Mortgage Assets with Major Tenant Sq. Ft. #4 greater than 0.

With respect to Characteristic 207, we recomputed the Major % of Sq. Ft. # 5 as the quotient of the (i) Major Tenant Sq. Ft. # 5 and (ii) Units/Rentable Square Ft. This procedure was only performed for those Mortgage Assets with Major Tenant Sq. Ft. #5 greater than 0.

With respect to Characteristic 246, we recomputed the LTV at Origination as the quotient of the (i) Original Balance or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Total Original Balance and (ii) Appraisal Value. With respect to the Mortgage Assets identified on the Data File as “Suntree Office Tower” and “Chewy Fulfillment Center,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the Appraisal Value (As Stabilized). With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (ii) is the aggregate Appraisal Value of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 247, we recomputed the LTV at Cut-off as the quotient of the (i) Cut-Off Balance or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Total Cut-off Balance and (ii) Appraisal Value. With respect to the Mortgage Assets identified on the Data File as “Suntree Office Tower” and “Chewy Fulfillment Center,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the Appraisal Value (As Stabilized). With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (ii) is the aggregate Appraisal Value of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 248, we recomputed the LTV at Maturity Date as the quotient of the (i) Maturity Balance or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Total Maturity Balance and (ii) Appraisal Value. With respect to the Mortgage Assets identified on the Data File as “Suntree Office Tower” and “Chewy Fulfillment Center,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the Appraisal Value (As Stabilized). With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (ii) is the aggregate Appraisal Value of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 249, we recomputed the UW NCF DSCR (Current) as the quotient of the (i) UW NCF and (ii) product of the (a) Monthly Debt Service Payment, or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment (as defined below), and (b) twelve. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date, the Monthly Debt Service Payment or Pari-Passu Monthly Debt Service Payment, as applicable, is replaced with the Monthly IO Payment (as defined below). With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage

Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

●	The “Pari-Passu Monthly Debt Service Payment” is equal to the product of the (i) Monthly Debt Service Payment and (ii) the quotient of the (a) Pari-Passu Total Original Balance and (b) Original Balance.
●	The “Monthly IO Payment” is equal to one twelfth of the product of the (i) Cut-Off Balance or, in the case of any Pari-Passu Mortgage Asset, Pari-Passu Total Cut-off Balance, (ii) Interest Rate and (iii) a fraction equal to 365/360.

With respect to Characteristic 250, we recomputed the UW NCF DSCR (After IO Period) as the quotient of the (i) UW NCF and (ii) product of the (a) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, and (b) twelve. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 251, we recomputed the UW NOI DSCR (Current) as the quotient of the (i) UW NOI and (ii) product of the (a) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, and (b) twelve. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date, the Monthly Debt Service Payment or Pari-Passu Monthly Debt Service Payment, as applicable, is replaced with the Monthly IO Payment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 252, we recomputed the UW NOI DSCR (After IO Period) as the quotient of the (i) UW NOI and (ii) product of the (a) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment and (b) twelve. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 253, we recomputed the UW NOI Debt Yield as the quotient of the (i) UW NOI and (ii) Cut-off Balance or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Total Cut-off Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 254, we recomputed the UW NCF Debt Yield as the quotient of the (i) UW NCF and (ii) Cut-off Balance or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Total Cut-off Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such

Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 255, we recomputed the Total Mortgage Loan LTV at Cut-off as the quotient of the (i) Total Mortgage Debt Cut-off Date Balance and (ii) Appraisal Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (ii) is the aggregate Appraisal Value of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 256, we recomputed the Total Mortgage Loan LTV at Maturity as the quotient of the (i) Total Mortgage Debt Maturity Balance and (ii) Appraisal Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (ii) is the aggregate Appraisal Value of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 257, we recomputed the Total Mortgage Loan UW NCF DSCR (Current) as the quotient of the (i) UW NCF and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, and (y) Subordinate Mortgage Debt Monthly Payment Amount (Current) and (b) twelve. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date, the Monthly Debt Service Payment or Pari-Passu Monthly Debt Service Payment, as applicable, is replaced with the Monthly IO Payment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 258, we recomputed the Total Mortgage Loan UW NCF DSCR (After IO Period) as the quotient of the (i) UW NCF and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, and (y) Subordinate Mortgage Debt Monthly Payment Amount and (b) twelve. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 259, we recomputed the Total Mortgage Loan UW NOI DSCR (Current) as the quotient of the (i) UW NOI and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, and (y) Subordinate Mortgage Debt Monthly Payment Amount (Current) and (b) twelve. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date, the Monthly Debt Service Payment or Pari-Passu Monthly Debt Service Payment, as applicable, is replaced with the Monthly IO Payment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 260, we recomputed the Total Mortgage Loan UW NOI DSCR (After IO Period) as the quotient of the (i) UW NOI and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, and (y) Subordinate Mortgage Debt Monthly Payment Amount and (b) twelve. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 261, we recomputed the Total Mortgage Loan UW NOI Debt Yield as the quotient of the (i) UW NOI and (ii) Total Mortgage Debt Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 262, we recomputed the Total Mortgage Loan UW NCF Debt Yield as the quotient of the (i) UW NCF and (ii) Total Mortgage Debt Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 263, we recomputed the Total Debt LTV at Cut-off as the quotient of the (i) Total Debt Cut-off Date Balance and (ii) Appraisal Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (ii) is the aggregate Appraisal Value of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 264, we recomputed the Total Debt LTV at Maturity as the quotient of the (i) Total Debt Maturity Balance and (ii) Appraisal Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (ii) is the aggregate Appraisal Value of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 265, we recomputed the Total Debt UW NCF DSCR (Current) as the quotient of the (i) UW NCF and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, (y) Subordinate Mortgage Debt Monthly Payment Amount (Current), only for those Mortgage Assets with subordinate mortgage debt and (z) Existing Additional Debt Monthly Payment Amount (Current) and (b) twelve. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date, the Monthly Debt Service Payment or Pari-Passu Monthly Debt Service Payment, as applicable, is replaced with the Monthly IO Payment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 266, we recomputed the Total Debt UW NCF DSCR (After IO Period) as the quotient of the (i) UW NCF and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, (y) Subordinate Mortgage Debt Monthly Payment Amount, only for those Mortgage Assets with subordinate mortgage debt and (z) Existing Additional Debt Monthly Payment Amount and (b) twelve. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 267, we recomputed the Total Debt UW NOI DSCR (Current) as the quotient of the (i) UW NOI and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, (y) Subordinate Mortgage Debt Monthly Payment Amount (Current), only for those Mortgage Assets with subordinate mortgage debt and (z) Existing Additional Debt Monthly Payment Amount (Current) and (b) twelve. With respect to partial interest-

only Mortgage Assets determined to be non-amortizing as of the Cut-off Date, the Monthly Debt Service Payment or Pari-Passu Monthly Debt Service Payment, as applicable, is replaced with the Monthly IO Payment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 268, we recomputed the Total Debt UW NOI DSCR (After IO Period) as the quotient of the (i) UW NOI and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, (y) Subordinate Mortgage Debt Monthly Payment Amount, only for those Mortgage Assets with subordinate mortgage debt and (z) Existing Additional Debt Monthly Payment Amount and (b) twelve. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 269, we recomputed the Total Debt UW NOI Debt Yield as the quotient of the (i) UW NOI and (ii) Total Debt Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 270, we recomputed the Total Debt UW NCF Debt Yield as the quotient of the (i) UW NCF and (ii) Total Debt Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 290, we recomputed the Periodic Principal and Interest Payment Securitization Amount as the sum of the (i) Scheduled Interest Amount and (ii) Scheduled Principal Amount.

With respect to Characteristic 333, we recomputed the Most Recent Debt Service Amount as the product of the (i) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, Pari-Passu Monthly Debt Service Payment and (ii) twelve. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date, the Monthly Debt Service Payment or Pari-Passu Monthly Debt Service Payment, is replaced with the Monthly IO Payment. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 334, we recomputed the Most Recent Debt Service Coverage Net Operating Income Percentage as the quotient of the (i) Most Recent Rolling 12 NOI and (ii) Most Recent Debt Service Amount. This procedure was only performed for those Mortgage Assets with Most Recent Rolling 12 NOI greater than $0. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 335, we recomputed the Most Recent Debt Service Coverage Net Cash Flow Percentage as the quotient of the (i) Most Recent Rolling 12 NCF and (ii) Most Recent Debt Service Amount. This procedure was only performed for those Mortgage Assets with Most Recent Rolling 12 NCF greater than $0. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such

Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 340, assuming, at your request, no prepayment of principal, we recomputed the Report Period Beginning Schedule Loan Balance Amount using the First Payment Date, Original IO Period (Months), Monthly Debt Service Payment, Original Balance, Interest Calculation (30/360 / Act/360), Interest Rate and the Due Date in February 2018. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of February 2018 and full term interest-only Mortgage Assets (if any), the Report Period Beginning Schedule Loan Balance Amount was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Report Period Beginning Schedule Loan Balance Amount differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 341, the Total Scheduled Principal Interest Due Amount was set to equal the Periodic Principal and Interest Payment Securitization Amount.

With respect to Characteristic 343, we recomputed the Scheduled Interest Amount as the product of the (i) Report Period Beginning Schedule Loan Balance Amount, (ii) Interest Rate, (iii) number of calendar days from and inclusive of the payment date in February 2018 to and exclusive of the payment date in March 2018 and (iv) a fraction equal to 1/360. This procedure was not performed for those Mortgage Assets with a Seasoning as of Cut-off Date (Months) equal to zero.

With respect to Characteristic 345, we recomputed the Scheduled Principal Amount by subtracting the (i) Scheduled Interest Amount from (ii) Monthly Debt Service Payment. This procedure was only performed for those Mortgage Assets determined to be amortizing as of the Cut-off Date.

With respect to Characteristic 348, the Report Period End Actual Balance Amount was set to equal the Cut-Off Balance.

With respect to Characteristic 349, the Report Period End Scheduled Loan Balance Amount was set to equal the Report Period End Actual Balance Amount.